Share-Based and Unit-Based Compensation - Unit Activity (Details) - Common incentive unit - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Common Incentive Units
Beginning balance (in shares)	23,219,745	309,000	332,000	654,000
Granted (in shares)		0	0	0
Forfeited (in shares)		0	0	(13,000)
Exchanged		(22,000)	(23,000)	(309,000)
Ending balance (in shares)	654,000	287,000	309,000	332,000	654,000
Weighted Average Remaining Contractual Term (years)	9 months 14 days	0 years	0 years		1 year 9 months 14 days
Weighted Average Grant Date Fair Value
Beginning balance (in usd per share)		$ 166.75	$ 157.50	$ 157.50
Ending balance (in usd per share)	$ 157.50	$ 166.75	$ 166.75	$ 157.50	$ 157.50
Aggregate Intrinsic Value
Outstanding	$ 133,240	$ 47,867	$ 51,467	$ 67,635	$ 133,240